Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Activities
Net income (loss)	$ (1,307,890)	$ 3,334,043	$ 194,453
Items not involving cash:
Amortization	898,705	384,827	277,580
Write-off of inventory	114,066	62,402	26,031
Write-off of property, plant and equipment			34,438
Write-off of intangible assets			328,010
Share-based expense	423,538	345,498	403,548
Bad debts (recovery)		(20,206)	(14,689)
Unrealized foreign exchange loss (gain)	(100)	(1,669)	4,257
Cash flows from (used in) operations before changes in working capital	128,319	4,104,895	1,253,628
Changes in non-cash working capital
Accounts receivable	1,288,904	(580,122)	(556,101)
Prepaid expenses	(66,112)	13,631	73,708
Inventory	(2,178,694)	213,283	291,713
Accounts payable and accrued liabilities	(754,343)	262,725	399,416
Income tax payable	20,225	(395,398)	(254,528)
Changes in non-cash working capital	(1,690,020)	(485,881)	(45,792)
Cash Provided by (Used in) Operating Activities	(1,561,701)	3,619,014	1,207,836
Investing Activities
Proceeds from disposition of property, plant and equipment			700
Acquisition of property, plant and equipment	(1,713,875)	(428,954)	(371,758)
Cash Used in Investing Activities	(1,713,875)	(428,954)	(371,058)
Financing Activities
Issue of common shares, net of share issue costs			2,500
Lease liability payments	(93,711)	(19,737)
Cash Provided by (Used in) Financing Activities	(93,711)	(19,737)	2,500
Foreign Exchange Effect on Cash	100	1,669	(4,257)
Inflow (Outflow) of Cash	(3,369,187)	3,171,992	835,021
Cash, Beginning of Year	4,418,236	1,246,244	411,223
Cash, End of Year	$ 1,049,049	$ 4,418,236	$ 1,246,244